NOTES RECEIVABLE	9 Months Ended
May 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
NOTES RECEIVABLE

NOTE 2 – NOTES RECEIVABLE

As of May 31, 2022 and August 31, 2021 the balance of notes receivable was $168,750 and $-0-, respectively. The note receivable carries a 10% interest rate. The note principal is payable in two equal installments of $84,375 on April 15, 2022 and May 15, 2022, with all accrued interest being payable upon maturity of the note. The note receivable arose from the sale of mining equipment to a third party for $337,500, in which half of the sale proceeds of $168,750 was received by the Company in cash, and the remaining half was in the form of a note receivable for $168,750. During the three months ended May 31, 2022, the Company recorded $4,485 in interest income on this note.

On May 5, 2022 by mutual agreement, the due dates of the note were extended two months to June 15, 2022 and July 15, 2022, respectively. As of the date of this report, no payment has been received on either installment due.